Financial instruments and financial risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	(1.00%)
Changes in profit loss due to increase in risk component	€ 38	€ 5	€ 9
Changes in profit loss due to decrease in risk component	(38)	(5)	(9)
Changes in equity due to increase in risk component	0	0	1
Changes in equity due to decrease in risk component	€ 0	€ 0	€ (1)
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Changes in profit loss due to increase in risk component	€ 246	€ 0	€ 0
Changes in profit loss due to decrease in risk component	(235)	0	0
Changes in equity due to increase in risk component	649	894	866
Changes in equity due to decrease in risk component	(531)	€ (731)	€ (709)
Jet fuel risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Changes in profit loss due to increase in risk component	26
Changes in profit loss due to decrease in risk component	(26)
Changes in equity due to increase in risk component	31
Changes in equity due to decrease in risk component	€ (31)